INVESTMENT IN UNCONSOLIDATED ENTITIES	121 Months Ended	124 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN UNCONSOLIDATED ENTITIES
12.	INVESTMENT IN UNCONSOLIDATED ENTITIES

As of December 31, 2019 and 2018, the Company’s investments in unconsolidated entities were composed of the following (dollars in thousands):

	Number of Properties at December 31, 2019			Investment Balance at
Joint Venture		Location	Ownership%	December 31, 2019	December 31, 2018
NIP Joint Venture	2	Various	Less than 5.0%	$1,225	$1,476
110 William Joint Venture	1	New York, New York	60.0%	—	325
353 Sacramento Joint Venture	1	San Francisco, California	55.0%	42,214	43,068
Battery Point Series A-3 Preferred Units	N/A	N/A	N/A	13,991	—
Pacific Oak Opportunity Zone Fund I	2	Various	N/A	20,846	—

				$78,276	$44,869

Investment in National Industrial Portfolio Joint Venture

On May 18, 2012, the Company, through an indirect wholly owned subsidiary, entered into a joint venture (the “NIP Joint Venture”) with OCM NIP JV Holdings, L.P. and HC KBS NIP JV, LLC (“HC-KBS”). The NIP Joint Venture has invested in a portfolio of industrial properties. The Company made an initial capital contribution of $8.0 million which represents less than a 5.0% ownership interest in the NIP Joint Venture as of December 31, 2019.

Prior to January 17, 2018, KBS REIT I, an affiliate of KBS Capital Advisors, was a member of HC-KBS and had a participation interest in certain future potential profits generated by the NIP Joint Venture. However, KBS REIT I did not have any equity interest in the NIP Joint Venture. On January 17, 2018, KBS REIT I assigned its participation interest in the NIP Joint Venture to one of the other joint venture partners in the NIP Joint Venture. None of the other joint venture partners are affiliated with the Company, KBS Capital Advisors or the Advisor.

During the year ended December 31, 2019, the Company received a distribution of $0.3 million related to its investment in the NIP Joint Venture, which is reflected as a return of capital from the NIP Joint Venture. During the year ended December 31, 2018, the Company received a distribution of $2.6 million related to its investment in the NIP Joint Venture. The Company recognized $0.4 million of income distributions and $2.2 million of return of capital from the NIP Joint Venture. During the year ended December 31, 2017, the Company received a distribution of $3.7 million related to its investment in the NIP Joint Venture. The Company recognized $2.1 million of income distributions and $1.6 million of return of capital from the NIP Joint Venture.

Investment in 110 William Joint Venture

On December 23, 2013, the Company, through an indirect wholly owned subsidiary, entered into an agreement with SREF III 110 William JV, LLC (the “110 William JV Partner”) to form a joint venture (the “110 William Joint Venture”). On May 2, 2014, the 110 William Joint Venture acquired an office property containing 928,157 rentable square feet located on approximately 0.8 acres of land in New York, New York (“110 William Street”). Each of the Company and the 110 William JV Partner hold a 60% and 40% ownership interest in the 110 William Joint Venture, respectively.

The Company exercises significant influence over the operations, financial policies and decision making with respect to the 110 William Joint Venture but significant decisions require approval from both members. Accordingly, the Company has accounted for its investment in the 110 William Joint Venture under the equity method of accounting. Income, losses, contributions and distributions are generally allocated based on the members’ respective equity interests.

As of December 31, 2019, the book value of the Company’s investment in the 110 William Joint Venture was $0. As of December 31, 2018, the book value of the Company’s investment in the 110 William Joint Venture was $0.3 million, which includes $1.4 million of unamortized acquisition fees and expenses incurred directly by the Company. During the year ended December 31, 2019, the 110 William Joint Venture made a $7.8 million distribution to the Company and a $5.2 million distribution to the 110 William JV Partner funded with proceeds from the 110 William refinancing (discussed below). The distribution exceeded the book value of the Company’s investment in the 110 William Joint Venture, and the Company recorded the $7.8 million distribution as a gain included in equity in income of unconsolidated joint ventures during the year ended December 31, 2019. This gain was recorded because the Company determined that the distribution is not refundable and it does not have an implicit or explicit commitment to fund the 110 William Joint Venture. The Company suspended the equity method of accounting and will not record the Company’s share of losses and will not record the Company’s share of any subsequent income for the 110 William Joint Venture until the Company’s share of net income exceeds the gain recorded and the Company’s share of the net losses not recognized during the period the equity method was suspended. During the year ended December 31, 2018, the Company did not receive any distributions related to its investment in the 110 William Joint Venture. During the year ended December 31, 2017, the 110 William Joint Venture made a $58.2 million return of capital distribution to the Company and a $38.8 million return of capital distribution to the 110 William JV Partner funded with proceeds from the 110 William refinancing.

Summarized financial information for the 110 William Joint Venture follows (in thousands):

	December 31, 2019	December 31, 2018
Assets:
Real estate assets, net of accumulated depreciation and amortization	$242,430	$235,613
Other assets	35,747	37,337

Total assets	$278,177	$272,950

Liabilities and equity:
Notes payable, net	$292,221	$267,311
Other liabilities	10,664	7,485
Partners’ deficit	(24,708)	(1,846)

Total liabilities and equity	$278,177	$272,950

	For the Years Ended December 31,
	2019	2018	2017
Revenues	$34,186	$38,539	$37,338
Expenses:
Operating, maintenance, and management	9,213	9,844	10,056
Real estate taxes and insurance	7,064	6,718	6,281
Depreciation and amortization	11,166	15,596	16,544
Interest expense	16,742	17,815	13,134

Total expenses	44,185	49,973	46,015

Total other income	137	112	56

Net loss	$(9,862)	$(11,322)	$(8,621)

Company’s share of net loss (1)	$5,917	$(6,835)	$(5,214)

(1)

During the year ended December 31, 2019, the Company recorded $0.3 million of net losses in equity in income of unconsolidated joint ventures and suspended the recording of the Company’s remaining share of net losses.

110 William Street Refinancing

On March 7, 2019, the 110 William Joint Venture closed on refinancing of the 110 William Street existing loans (the “Refinancing”). The 110 William Joint Venture repaid $268.0 million of principal related to the existing 110 William Street loans. The Refinancing is comprised of a mortgage loan with Invesco CMI Investments, L.P., an unaffiliated lender, for borrowings of up to $261.4 million, which is secured by 110 William Street (the “110 William Street Mortgage Loan”) and a mezzanine loan with Invesco CMI Investments, L.P., an unaffiliated lender, for borrowings of up to $87.1 million (the “110 William Street Mezzanine Loan”). The 110 William Street Mortgage Loan is comprised of a senior mortgage loan of $215.5 million (the “Senior Mortgage Loan”) and an amended and restated building loan of $45.9 million (the “Building Loan”) to be used for future tenant improvements, leasing commissions and capital expenditures.

The 110 William Street Mortgage Loan and the 110 William Street Mezzanine Loan mature on April 9, 2021, with three one-year extension options. The 110 William Street Mortgage Loan bears interest at a rate of the greater of (a) 3.5% or (b) 150 basis points over one-month LIBOR. The 110 William Street Mezzanine Loan bears interest at a rate of the greater of (a) 6.9% or (b) 490 basis points over one-month LIBOR. The 110 William Joint Venture entered into an interest rate cap that effectively limits one-month LIBOR at 3.75% on $348.5 million, effective March 7, 2019 through March 15, 2021. The 110 William Street Mortgage Loan and the 110 William Street Mezzanine Loan have monthly payments that are interest-only with the entire unpaid principal balance and all outstanding interest and fees due at maturity. The 110 William Joint Venture has the right to prepay the loans at any time in whole, but not in part, subject to a prepayment fee if prepaid prior to May 9, 2020 and subject to certain other conditions contained in the loan documents. At closing, $210.8 million of the Senior Mortgage Loan and $70.3 million of the 110 William Street Mezzanine Loan was funded with $4.7 million of the Senior Mortgage Loan, $45.9 million of the Building Loan and $16.8 million of the 110 William Street Mezzanine Loan available for future funding, subject to certain terms and conditions contained in the loan documents.

Investment in 353 Sacramento Joint Venture

On July 6, 2017, the Company, through an indirect wholly owned subsidiary, entered into an agreement with the Migdal Members to form the 353 Sacramento Joint Venture. On July 6, 2017, the Company sold a 45% equity interest in an entity that owns 353 Sacramento to the Migdal Members. The sale resulted in 353 Sacramento being owned by the 353 Sacramento Joint Venture, in which the Company indirectly owns 55% of the equity interests and the Migdal Members indirectly own 45% in the aggregate of the equity interests.

The Company exercises significant influence over the operations, financial policies and decision making with respect to the 353 Sacramento Joint Venture but significant decisions require approval from both members. Accordingly, the Company has accounted for its investment in the 353 Sacramento Joint Venture under the equity method of accounting. Income, losses, contributions and distributions are generally allocated based on the members’ respective equity interests.

During the year ended December 31, 2019 and December 31, 2017, the Company did not receive any distributions related to its investment in the 353 Sacramento Joint venture. During the year ended December 31, 2018, the Company made a $1.3 million contribution to the 353 Sacramento Joint Venture.

Summarized financial information for the 353 Sacramento Joint Venture follows (in thousands):

	December 31, 2019	December 31, 2018
Assets:
Real estate assets, net of accumulated depreciation and amortization	$180,592	$180,852
Other assets	21,822	13,123

Total assets	$202,414	$193,975

Liabilities and equity:
Notes payable, net	$115,280	$105,593
Other liabilities	11,193	10,863
Partners’ capital	75,941	77,519

Total liabilities and equity	$202,414	$193,975

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period from July 6, 2017 to December 31, 2017
Revenues	$17,015	$11,397	$7,053
Expenses:
Operating, maintenance, and management	3,785	3,654	2,189
Real estate taxes and insurance	2,822	2,372	1,198
Depreciation and amortization	6,485	5,680	3,408
Interest expense	5,734	5,374	2,302

Total expenses	18,826	17,080	9,097

Net loss	$(1,811)	$(5,683)	$(2,044)

Company’s equity in loss of unconsolidated joint venture	$(854)	$(2,995)	$(823)

Battery Point Series A-3 Preferred Units

Beginning October 28, 2016, the Company invested in Battery Point Series B Preferred Units which were classified as real estate debt securities on the Company’s accompanying balance sheets (see note 6 “Real Estate Debt Securities” for further information). On March 20, 2019, the Company, through an indirect wholly owned subsidiary, entered into a redemption agreement for the Battery Point Series B Preferred Units. The redemption agreement resulted in the redemption of the Company’s entire investment of 13,000 Series B Preferred Units with a per-unit price of $1,000 with an aggregate outstanding principal balance of $13.0 million. The Company received a principal paydown of $7.7 million plus accrued interest and an exit fee. In addition, the Company received 210,000 shares of Battery Point Series A-3 Preferred Units with a per-unit price of $25 with an aggregate face amount of $5.3 million. The Battery Point Series A-3 Preferred Units are entitled to a monthly dividend based on an annual rate of 7.5%. The annual dividend rate increases to 10% for the Battery Point Series A-3 Preferred Units not redeemed by February 28, 2020 and to 11% for the Battery Point Series A-3 Preferred Units not redeemed by February 28, 2021. On each monthly dividend payment date, Battery Point has the obligation to use 20% of the net proceeds of any and all future equity capital raising to redeem the Series A-3 Preferred Units. The Battery Point Series A-3 Preferred Units are redeemable at any time by Battery Point and holders of Series A-3 Preferred Shares may elect to redeem their units beginning on February 28, 2021, subject to Battery Point’s board of directors’ determination that the company has sufficient cash.

During the year ended December 31, 2019, the Company purchased additional 430,000 shares of Battery Point Series A-3 Preferred Units for an aggregate amount of $10.8 million.

The Company does not have a unilateral right to redeem the Battery Point Series A-3 Preferred Units on a stated redemption date, therefore the Company classified the Series A-3 Preferred Units as an equity investment without a readily determinable fair value. In accordance with ASC 321, Investments—Equity Securities, the Company may elect to measure an equity investment without a readily determinable value that does not qualify for the practical expedient to estimate fair value using the net asset value per share, at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company elected to measure its investment in the Battery Point Series A-3 Preferred Units in accordance with the above accounting guidance and recorded its investment in the Battery Point Series A-3 Preferred Units as of December 31, 2019, at a carrying value of $14.0 million. During the year ended December 31, 2019, the Company received distributions of $0.3 million, which were recognized as dividend income from real estate equity securities.

Investment in Pacific Oak Opportunity Zone Fund I

During the year ended December 31, 2019, the Company acquired 91 Class A Units for $20.6 million in Pacific Oak Opportunity Zone Fund I. As of December 31, 2019, the book value of the Company’s investment in Pacific Oak Opportunity Zone Fund I was $20.8 million, which includes $0.2 million of acquisition fees. As of December 31, 2019, Pacific Oak Opportunity Zone Fund I consolidated two joint venture with real estate under development. As of December 31, 2019, the Company has concluded that Pacific Oak Opportunity Zone Fund I qualifies as a Variable Interest Entity (“VIE”) because there is insufficient equity at risk to finance the entity’s activities and the entity is structured with non-substantive voting rights. The Company concluded it is not the primary beneficiary of this VIE since it does not have the power to direct the activities that most significantly impact the entity’s economic performance and will account for its investment under the equity method of accounting.

The Company’s maximum exposure to loss as a result of its involvement with this VIE is limited to the carrying value of the investment in Pacific Oak Opportunity Zone Fund I which totaled $20.8 million as of December 31, 2019.

11.	INVESTMENT IN UNCONSOLIDATED JOINT VENTURES

As of March 31, 2020 and December 31, 2019, the Company’s investments in unconsolidated joint ventures were composed of the following (dollars in thousands):

	Number of Properties as of March 31, 2020			Investment Balance at
Joint Venture		Location	Ownership%	March 31, 2020	December 31, 2019
NIP Joint Venture	—	—	—	$—	$1,225
110 William Joint Venture	1	New York, New York	60.0%	—	—
353 Sacramento Joint Venture	1	San Francisco, California	55.0%	42,542	42,214
Battery Point Series A-3 Preferred Units	N/A	N/A	N/A	13,991	13,991
Pacific Oak Opportunity Zone Fund I	2	Various	N/A	21,077	20,846

				$77,610	$78,276

Investment in National Industrial Portfolio Joint Venture

On May 18, 2012, the Company, through an indirect wholly owned subsidiary, entered into a joint venture (the “NIP Joint Venture”) with OCM NIP JV Holdings, L.P. and HC KBS NIP JV, LLC (“HC-KBS”). The NIP Joint Venture has invested in a portfolio of industrial properties. The Company made an initial capital contribution of $8.0 million, which represents less than a 5.0% ownership interest in the NIP Joint Venture as of March 31, 2020.

Prior to January 17, 2018, KBS REIT I, an affiliate of KBS Capital Advisors, was a member of HC-KBS and had a participation interest in certain future potential profits generated by the NIP Joint Venture. However, KBS REIT I did not have any equity interest in the NIP Joint Venture. On January 17, 2018, KBS REIT I assigned its participation interest in the NIP Joint Venture to one of the other joint venture partners in the NIP Joint Venture. None of the other joint venture partners are affiliated with the Company or the Advisor.

During the three months ended March 31, 2020, the NIP Joint Venture sold the remaining properties. During the three months ended March 31, 2020, the Company received a distribution of $1.3 million related to its investment in the NIP Joint Venture and the Company recognized $0.1 million as income distribution and $1.2 million as a return of capital from the NIP Joint Venture. During the three months ended March 31, 2019, the Company did not receive a distribution related to its investment in the NIP Joint Venture.

Investment in 110 William Joint Venture

On December 23, 2013, the Company, through an indirect wholly owned subsidiary, entered into an agreement with SREF III 110 William JV, LLC (the “110 William JV Partner”) to form a joint venture (the “110 William Joint Venture”). On May 2, 2014, the 110 William Joint Venture acquired an office property containing 928,157 rentable square feet located on approximately 0.8 acres of land in New York, New York (“110 William Street”). Each of the Company and the 110 William JV Partner hold a 60% and 40% ownership interest in the 110 William Joint Venture, respectively.

The Company exercises significant influence over the operations, financial policies and decision making with respect to the 110 William Joint Venture but significant decisions require approval from both members. Accordingly, the Company has accounted for its investment in the 110 William Joint Venture under the equity method of accounting. Income, losses, contributions and distributions are generally allocated based on the members’ respective equity interests.

As of March 31, 2020 and December 31, 2019, the book value of the Company’s investment in the 110 William Joint Venture was $0. During the three months ended March 31, 2019, the 110 William Joint Venture made a $7.8 million distribution to the Company and a $5.2 million distribution to the 110 William JV Partner funded with proceeds from the 110 William refinancing (discussed below). The distribution exceeded the book value of the Company’s investment in the 110 William Joint Venture, and the Company recorded the $7.8 million distribution as a gain included in equity in income of unconsolidated joint ventures during the three months ended March 31, 2019. This gain was recorded because the Company determined that the distribution is not refundable and it does not have an implicit or explicit commitment to fund the 110 William Joint Venture. During the three months ended March 31, 2019, the Company suspended the equity method of accounting and the Company will not record the Company’s share of losses and will not record the Company’s share of any subsequent income for the 110 William Joint Venture until the Company’s share of net income exceeds the gain recorded and the Company’s share of the net losses not recognized during the period the equity method was suspended. During the three months ended March 31, 2020, the Company did not record equity in income from the 110 William Joint venture.

Summarized financial information for the 110 William Joint Venture follows (in thousands):

	March 31, 2020	December 31, 2019
Assets:
Real estate assets, net of accumulated depreciation and amortization	$247,711	$242,430
Other assets	36,201	35,747

Total assets	$283,912	$278,177

Liabilities and equity:
Notes payable, net	$301,186	$292,221
Other liabilities	10,125	10,664
Partners’ deficit	(27,399)	(24,708)

Total liabilities and equity	$283,912	$278,177

	Three Months Ended March 31,
	2020	2019
Revenues	$7,982	$8,259
Expenses:
Operating, maintenance, and management	2,302	2,171
Real estate taxes and insurance	1,823	1,706
Depreciation and amortization	2,643	2,665
Interest expense	3,926	4,608

Total expenses	10,694	11,150

Total other income	22	33

Net loss	$(2,690)	$(2,858)

Company’s share of net loss (1)	$(1,614)	$(1,715)

(1)

During the three months ended March 31, 2019, the Company recorded $0.3 million of net losses in equity in income of unconsolidated joint ventures and suspended the recording of the Company’s remaining share of net losses.

Investment in 353 Sacramento Joint Venture

On July 6, 2017, the Company, through an indirect wholly owned subsidiary, entered into an agreement with the Migdal Members to form a joint venture (the “353 Sacramento Joint Venture”). On July 6, 2017, the Company sold a 45% equity interest in an entity that owns an office building containing 284,751 rentable square feet located on approximately 0.35 acres of land in San Francisco, California (“353 Sacramento”) to the Migdal Members. The sale resulted in 353 Sacramento being owned by the 353 Sacramento Joint Venture, in which the Company indirectly owns 55% of the equity interests and the Migdal Members indirectly own 45% in the aggregate of the equity interests.

The Company exercises significant influence over the operations, financial policies and decision making with respect to the 353 Sacramento Joint Venture but significant decisions require approval from both members. Accordingly, the Company has accounted for its investment in the 353 Sacramento Joint Venture under the equity method of accounting. Income, losses, contributions and distributions are generally allocated based on the members’ respective equity interests.

Summarized financial information for the 353 Sacramento Joint Venture follows (in thousands):

	March 31, 2020	December 31, 2019
Assets:
Real estate assets, net of accumulated depreciation and amortization	$183,446	$180,592
Other assets	17,073	21,822

Total assets	$200,519	$202,414

Liabilities and equity:
Notes payable, net	$115,353	$115,280
Other liabilities	8,694	11,193
Partners’ capital	76,472	75,941

Total liabilities and equity	$200,519	$202,414

	Three Months Ended March 31,
	2020	2019
Revenues	$4,887	$4,157
Expenses:
Operating, maintenance, and management	680	831
Real estate taxes and insurance	753	700
Depreciation and amortization	1,603	1,567
Interest expense	1,321	1,419

Total expenses	4,357	4,517

Net income (loss)	$530	$(360)

Company’s equity in income (loss) of unconsolidated joint venture	$328	$(163)

Battery Point Series A-3 Preferred Units

Beginning October 28, 2016, the Company invested in Battery Point Series B Preferred Units and on March 20, 2019, the Company, through an indirect wholly owned subsidiary, entered into a redemption agreement for the Battery Point Series B Preferred Units. The redemption agreement resulted in the redemption of the Company’s entire investment of 13,000 Series B Preferred Units with a per-unit price of $1,000 with an aggregate outstanding principal balance of $13.0 million. The Company received a principal paydown of $7.7 million plus accrued interest and an exit fee. In addition, the Company received 210,000 shares of Battery Point Series A-3 Preferred Units with a per-unit price of $25 with an aggregate face amount of $5.3 million. The Battery Point Series A-3 Preferred Units are entitled to a monthly dividend based on an annual rate of 7.5%. The annual dividend rate increases to 10% for the Battery Point Series A-3 Preferred Units not redeemed by February 28, 2020 and to 11% for the Battery Point Series A-3 Preferred Units not redeemed by February 28, 2021. On each monthly dividend payment date, Battery Point has the obligation to use 20% of the net proceeds of any and all future equity capital raising to redeem the Series A-3 Preferred Units. The Battery Point Series A-3 Preferred Units are redeemable at any time by Battery Point and holders of Series A-3 Preferred Shares may elect to redeem their units beginning on February 28, 2021, subject to Battery Point’s board of directors’ determination that the company has sufficient cash.

During the year ended December 31, 2019, the Company purchased additional 430,000 shares of Battery Point Series A-3 Preferred Units for an aggregate amount of $10.8 million.

The Company does not have a unilateral right to redeem the Battery Point Series A-3 Preferred Units on a stated redemption date, therefore the Company classified the Series A-3 Preferred Units as an equity investment without a readily determinable fair value. In accordance with FASB ASC 321, Investments – Equity Securities, the Company may elect to measure an equity investment without a readily determinable value that does not qualify for the practical expedient to estimate fair value using the net asset value per share, at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. The Company elected to measure its investment in the Battery Point Series A-3 Preferred Units in accordance with the above accounting guidance and recorded its investment in the Battery Point Series A-3 Preferred Units as of March 31, 2020, at a carrying value of $14.0 million and with a total of 640,000 shares. During the three months ended March 31, 2020, the Company received distributions of $0.3 million, which were recognized as dividend income from real estate equity securities.

Investment in Pacific Oak Opportunity Zone Fund I

During the year ended December 31, 2019, the Company acquired 91 Class A Units for $20.6 million in Pacific Oak Opportunity Zone Fund I. As of December 31, 2019, the book value of the Company’s investment in Pacific Oak Opportunity Zone Fund I was $20.8 million, which includes $0.2 million of acquisition fees. As of March 31, 2020, Pacific Oak Opportunity Zone Fund I consolidated two joint ventures with real estate under development. As of March 31, 2020, the Company has concluded that Pacific Oak Opportunity Zone Fund I qualifies as a Variable Interest Entity (“VIE”) because there is insufficient equity at risk to finance the entity’s activities and the entity is structured with non-substantive voting rights. The Company concluded it is not the primary beneficiary of this VIE since it does not have the power to direct the activities that most significantly impact the entity’s economic performance and will account for its investment under the equity method of accounting.

The Company’s maximum exposure to loss as a result of its involvement with this VIE is limited to the carrying value of the investment in Pacific Oak Opportunity Zone Fund I which totaled $21.1 million as of March 31, 2020.